PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	April 30, 2023	October 31, 2022

Leasehold improvements	$12,840	$12,840
Property and equipment	939,697	925,427
Total cost	952,537	938,267
Less accumulated depreciation	(664,366)	(586,327)
Net property and equipment	$288,171	$351,940

Depreciation expense for the three and six months ended April 30, 2023 and 2022 was $39,675 and $78,039, and $52,424 and $75,393, respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	October 31, 2022	October 31, 2021

Leasehold improvements	$12,840	$12,840
Property and equipment	925,427	524,870
Total cost	938,267	537,710
Less accumulated depreciation	(586,327)	(422,528)
Net property and equipment	$351,940	$115,182

Depreciation expense for the years ended October 31, 2022 and 2021 was $163,799 and $88,516, respectively.